(Loss) Earnings Per Share (Details) - Schedule of basic and diluted loss per ordinary share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Basic And Diluted Loss Per Ordinary Share [Abstract]
Weighted average number of ordinary share outstanding, diluted	25,997,757	24,938,513	24,425,637
(Loss) Earnings per share, diluted	$ (0.113)	$ 0.010	$ 0.183